Post-employment Benefits - Summary of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	R$ 717	R$ 271
Interest expense (income)	48,404	46,312
Actuarial (gain) loss arising from financial assumptions	(25,583)	(7,865)
Earnings on assets greater than discount rate	3,792	(16,634)
Contributions paid	(459)	(327)	R$ (212)
Actuarial gains and losses arising from adjustments to demographic assumptions	(33,636)	(1,845)
Superplus (deficit) for the year	579,618	485,258
Net defined benefit liability	579,618	485,258
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	905,874	833,129
Current service cost	584	586
Interest expense (income)	83,476	87,205
Actuarial (gain) loss arising from financial assumptions	25,583	72,223
Actuarial (gain) loss arising from experience adjustment	58,550	(30,944)
Actuarial gains and losses arising from adjustments to demographic assumptions	(447)	(197)
Benefit payments	(60,828)	(56,128)
Ending balance	1,012,792	905,874	833,129
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(420,616)	(391,803)
Interest expense (income)	(38,648)	(40,955)
Earnings on assets greater than discount rate	(3,792)	(16,976)
Contributions paid	(30,946)	(27,010)
Benefit payments	60,828	56,128
Ending balance	R$ (433,174)	R$ (420,616)	R$ (391,803)